Financial instruments and risk management - Summary of Financial Assets and Liabilities Denominated in Euros and Translated into Sterling at Closing Rate (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Financial assets	£ 68,550	£ 33,795	£ 26,812
Financial liabilities	(7,426)	(6,813)	(3,641)
Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Financial assets	467	2,032	1,481
Financial liabilities	(1,190)	(2,672)	(1,043)
Net financial (liabilities)/assets	(723)	(640)	438
Currency Risk | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Financial assets	29,427	1,691	711
Financial liabilities	(2,123)	(94)	(86)
Net financial (liabilities)/assets	£ 27,304	£ 1,597	£ 625